SUMMARY OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details)		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected volatility				100.00%
Expected dividend yield		0.00%	0.00%	0.00%
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.86%
Estimated life	1.48
Expected volatility	100.00%
Expected dividend yield	0.00%